Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of Accounting and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements of Spirit Realty Capital and its consolidated subsidiaries have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). In the opinion of management, the unaudited condensed consolidated financial statements include the normal, recurring adjustments necessary for a fair statement of the information required to be set forth therein. The results for interim periods are not necessarily indicative of the results for the entire year. Certain information and note disclosures, normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”), have been condensed or omitted from these statements pursuant to SEC rules and regulations and, accordingly, these financial statements should be read in conjunction with the Company’s audited consolidated financial statements as filed with the SEC in its Annual Report on Form 10-K for the fiscal year ended December 31, 2012.

The unaudited condensed consolidated financial statements include the accounts of Spirit Realty Capital and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Spirit Realty Capital has formed numerous special purpose entities to acquire and hold real estate subject to mortgage notes payable (see Note 5). As a result, the vast majority of the Company’s consolidated assets are held in these wholly owned special purpose entities, and are subject to debt. Each special purpose entity is a separate legal entity, and is the sole owner of its assets and responsible for its liabilities. The assets of these special purpose entities are not available to pay, or otherwise satisfy obligations to, the creditors of any owner or affiliate of the special purpose entity. At June 30, 2013 and December 31, 2012, assets totaling $2.9 billion and $3.0 billion, respectively, were held, and liabilities totaling $2.0 billion and $2.0 billion, respectively, were owed by these special purpose entities, and are included in the accompanying condensed consolidated balance sheets.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although management believes its estimates are reasonable, actual results could differ from those estimates.

Reclassifications

Certain reclassifications have been made to prior period balances to conform to the current period presentation.

Segment Reporting

Accounting Standards Codification Topic (“ASC”) 280, Segment Reporting, established standards for the manner in which public enterprises report information about operating segments. The Company views its operations as one segment, which consists of triple-net leasing operations. The Company has no other reportable segments.

Real Estate Investments

Purchase Accounting and Acquisition of Real Estate - When acquiring a property for investment purposes, the Company allocates the purchase price (including acquisition and closing costs) to land, building, improvements, and equipment based on their relative fair values. For properties acquired with in-place leases, the Company allocates the purchase price of real estate to the tangible and intangible assets and liabilities acquired based on their estimated fair values and acquisition costs are expensed as incurred. In making estimates of fair values for this purpose, the Company uses a number of sources, including independent appraisals and information obtained about each property as a result of its pre-acquisition due diligence and its marketing and leasing activities.

Lease Intangibles - Lease intangibles, if any, acquired in conjunction with the purchase of real estate represent the value of in-place leases and above- or below-market leases. For real estate acquired subject to existing lease agreements, in-place lease intangibles are valued based on the Company’s estimates of costs related to tenant acquisition and the carrying costs that would be incurred during the time it would take to locate a tenant if the property were vacant, considering current market conditions and costs to execute similar leases at the time of the acquisition, and are amortized on a straight-line basis over the remaining initial term of the related lease. Above- and below-market lease intangibles are recorded based on the present value of the difference between the contractual amounts to be paid pursuant to the leases at the time of acquisition of the real estate and the Company’s estimate of current market lease rates for the property, measured over a period equal to the remaining initial term of the lease. Capitalized above-market lease intangibles are amortized over the remaining initial terms of the respective leases as a decrease to rental revenue. Below-market lease intangibles are amortized as an increase in rental revenue over the remaining initial terms of the respective leases plus any fixed-rate renewal periods on those leases. Should a lease terminate early, the unamortized portion of any related lease intangible is immediately recognized in the Company’s consolidated statements of operations.

Allowance for Doubtful Accounts

The Company reviews its rent receivables for collectability on a regular basis, taking into consideration changes in factors such as the tenant’s payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates, and economic conditions in the area where the property is located. In the event that the collectability of a receivable with respect to any tenant is in doubt, a provision for uncollectible amounts will be established or a direct write-off of the specific rent receivable will be made. The Company provided for reserves for uncollectible amounts totaling $5.2 million and $3.6 million at June 30, 2013 and December 31, 2012, respectively, against accounts receivable balances of $7.8 million and $7.6 million, respectively, and are recorded within deferred cost and other assets, net in the accompanying condensed consolidated balance sheets. For accrued rental revenues related to the straight-line method of reporting rental revenue, the Company established a provision for losses of $16.5 million and $15.3 million at June 30, 2013 and December 31, 2012, respectively, against accrued rental revenue receivables of $24.7 million and $22.7 million, respectively, based on management’s estimates of uncollectible receivables and management’s assessment of the risks inherent in the portfolio, giving consideration to historical experience and industry default rates for long-term receivables.

Loans Receivable

Impairment and Allowance for Loan Losses - The Company periodically evaluates the collectability of its loans receivable, including accrued interest, by analyzing the underlying property-level economics and trends, collateral value and quality, and other relevant factors in determining the adequacy of its allowance for loan losses. A loan is determined to be impaired when, in management’s judgment based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Specific allowances for loan losses are provided for impaired loans on an individual loan basis in the amount by which the carrying value exceeds the estimated fair value of the underlying collateral less disposition costs. Delinquent loans receivable are written off against the allowance when all possible means of collection have been exhausted. The allowance for loan losses was $4.7 million and $5.1 million at June 30, 2013 and December 31, 2012, respectively.

A loan is placed on nonaccrual status when the loan has become 60 days past due, or earlier if management determines that full recovery of the contractually specified payments of principal and interest is doubtful. While on nonaccrual status, interest income is recognized only when received. As of June 30, 2013 and December 31, 2012, two mortgages and one note were placed on nonaccrual status and have been fully reserved.

Restricted Cash and Escrow Deposits

The Company classified restricted cash and deposits in escrow totaling $22.2 million and $34.7 million at June 30, 2013 and December 31, 2012, respectively, in deferred costs and other assets, net in the accompanying condensed consolidated balance sheets. Included in the balance at each of June 30, 2013 and December 31, 2012 is approximately $9.7 million in restricted cash deposited to secure lenders consents to the IPO. These cash balances are restricted as to use under certain of the Company’s debt agreements. In addition, the Company deposited $8.0 million in a collateral account with one of its lenders which may be applied, at the lender’s discretion, towards a reduction of the outstanding principal balance of the related loan. The Company also has the right to replace this cash collateral with a letter of credit.

Income Taxes

The Company has elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended. As a REIT, the Company generally will not be subject to federal income tax provided it continues to satisfy certain tests concerning the Company’s sources of income, the nature of its assets, the amounts distributed to its stockholders, and the ownership of Company stock. Management believes the Company has qualified and will continue to qualify as a REIT and therefore, no provision has been made for federal income taxes in the accompanying condensed consolidated financial statements. Even if the Company qualifies for taxation as a REIT, it may be subject to state and local income and franchise taxes, and to federal income tax and excise tax on its undistributed income. Franchise taxes are included in general and administrative expenses on the accompanying condensed consolidated statements of operations. Taxable income from non-REIT activities managed through the Company’s taxable REIT subsidiary is subject to federal, state, and local taxes, which are not material.

New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or the SEC that are adopted by us as of the specified effective date. Unless otherwise discussed, these new accounting pronouncements entail technical corrections to existing guidance or affect guidance related to specialized industries or entities and therefore will have minimal, if any, impact on our financial position or results of operations upon adoption.

In January 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The update clarifies that ASU 2011-11 applies to entities that are accounting for derivatives under ASC 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset under ASC 210-20-45 or ASC 815-10-45 or an enforceable master netting arrangement or similar agreement. This update became effective for fiscal years beginning on or after January 1, 2013, and interim periods therein. The adoption of this ASU did not have a material impact on the Company’s financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve reporting of reclassification of items out of accumulated other comprehensive income by requiring entities to report the effect of any significant reclassifications on the respective line items on the income statement when the amount is required to be reclassified in its entirety in the same reporting period. Additionally, for items that are not required to be reclassified completely to net income, the entity will be required to cross reference other disclosures that provide additional information about the amounts. The information provided about amounts that are reclassified out of accumulated other comprehensive income must be reported by component. The amendments of this update are effective beginning December 15, 2012. The adoption of this ASU did not have any impact on the Company’s financial statements.